787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

October 31, 2025

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:   BlackRock Floating Rate Income Strategies Fund, Inc.

    Securities Act File No. 333-289104 and Investment Company Act File No. 811-21413

Ladies and Gentlemen:

On behalf of BlackRock Floating Rate Income Strategies Fund, Inc. (the “Fund”), pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, we hereby file via EDGAR transmission Pre-Effective Amendment No. 1 (the “Amendment”) to the Fund’s Registration Statement on Form N-2 (the “Registration Statement”).

The Amendment is being filed to make certain changes to the Registration Statement in response to comments on the Registration Statement received from the staff of the Division of the Investment Management of the Securities and Exchange Commission, to update certain information in the Registration Statement and to attach certain exhibits.

Any questions on the Amendment should be directed to the undersigned at (212) 728-8147.

Very truly yours,

/s/ Michael A. DeNiro

Michael A. DeNiro

Enclosures

cc:   Janey Ahn, Esq., BlackRock Advisors, LLC

    Ben Niehaus, Esq., BlackRock Advisors, LLC

    Robert C. Harrington, Esq., Willkie Farr & Gallagher LLP

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